Vanguard Global Minimum Volatility Fund

Schedule of Investments (unaudited)
As of January 31, 2020

		Market
		Value
	Shares	($000)
Common Stocks (99.1%)1
Australia (4.1%)
Wesfarmers Ltd.	1,571,267	47,141
Woolworths Group Ltd.	1,109,637	30,819
Transurban Group	2,870,681	29,924
Sonic Healthcare Ltd.	1,011,418	21,200
AGL Energy Ltd.	803,390	10,662
Tabcorp Holdings Ltd.	1,985,708	6,181
Ramsay Health Care Ltd.	111,672	5,874
Caltex Australia Ltd.	206,074	4,699
ASX Ltd.	50,120	2,836
Coles Group Ltd.	242,164	2,657
^ JB Hi-Fi Ltd.	97,888	2,574
Stockland	684,545	2,238
Crown Resorts Ltd.	276,216	2,147
Coca-Cola Amatil Ltd.	236,282	1,878
Origin Energy Ltd.	300,148	1,624
Sydney Airport	217,124	1,208
BWP Trust	383,701	1,047
IGO Ltd.	227,394	918
Aristocrat Leisure Ltd.	38,425	916
Insurance Australia Group Ltd.	157,356	740
		177,283
Belgium (0.6%)
Ageas	222,129	12,249
Colruyt SA	162,878	8,149
UCB SA	36,580	3,366
Elia System Operator SA	20,328	1,961
Cofinimmo SA	8,075	1,287
Sofina SA	4,201	961
		27,973
Brazil (1.6%)
Telefonica Brasil SA	2,189,645	30,392
^ Gerdau SA ADR	3,240,986	15,168
Ambev SA	2,059,006	8,565
Vale SA Class B ADR	353,665	4,149
* Embraer SA ADR	216,325	3,643
TIM Participacoes SA ADR	177,578	3,454
Cia Brasileira de Distribuicao ADR	166,551	3,311
Ultrapar Participacoes SA	173,881	1,022
		69,704
Canada (6.0%)
BCE Inc.	1,068,423	50,345
National Bank of Canada	672,989	37,341
TELUS Corp.	837,202	33,560
^ Emera Inc.	673,195	29,992
Shaw Communications Inc. Class B	844,343	16,499
^ Canadian Tire Corp. Ltd. Class A	133,381	14,305
Intact Financial Corp.	118,307	12,817
^ Dollarama Inc.	275,136	9,374

CGI Inc.	118,851	9,100
Pembina Pipeline Corp.	209,854	8,036
Fortis Inc.	154,498	6,738
RioCan REIT	321,878	6,606
Franco-Nevada Corp.	55,229	6,278
George Weston Ltd.	69,311	5,586
Metro Inc.	107,492	4,382
Algonquin Power & Utilities Corp.	186,140	2,850
Loblaw Cos. Ltd.	53,097	2,778
^	Inter Pipeline Ltd.	121,026	2,017
2	Hydro One Ltd.	44,707	909
WSP Global Inc.	11,914	847
260,360
Chile (0.2%)
Enel Americas SA ADR	528,932	5,184
Banco Santander Chile ADR	46,413	930
Cia Cervecerias Unidas SA	45,370	808
6,922
China (1.0%)
China Mobile Ltd.	549,452	22,549
ZTO Express Cayman Inc.	475,220	10,322
China Biologic Products Holdings Inc.	54,014	6,260
GDS Holdings Ltd. ADR	59,926	3,099
Huazhu Group Ltd.	33,528	1,157
43,387
Denmark (0.5%)
Carlsberg A/S Class B	116,693	17,041
Coloplast A/S Class B	31,556	3,979
Tryg A/S	101,509	3,076
24,096
Finland (0.2%)
Elisa Oyj	67,333	4,057
Kesko Oyj	26,004	1,758
Sampo Oyj Class A	30,650	1,387
7,202
France (0.3%)
Hermes International	5,482	4,094
Orange SA	223,631	3,161
Vivendi SA	86,825	2,375
^	Sodexo SA	10,740	1,124
Veolia Environnement SA	32,689	964
11,718
Germany (1.9%)
Deutsche Telekom AG	2,224,301	36,025
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	48,355	14,257
Hannover Rueck SE	66,069	12,828
Merck KGaA	66,026	8,467
Fielmann AG	43,608	3,468
MTU Aero Engines AG	7,100	2,150
*,2 Delivery Hero SE	26,212	2,017
Fraport AG Frankfurt Airport Services Worldwide	19,445	1,446
E.ON SE	82,802	938
Beiersdorf AG	7,352	834
82,430

Hong Kong (2.0%)
CLP Holdings Ltd.	2,251,350	23,413
Power Assets Holdings Ltd.	2,673,500	19,301
Hang Seng Bank Ltd.	687,400	13,895
CK Hutchison Holdings Ltd.	1,148,000	10,143
China Mengniu Dairy Co. Ltd.	1,359,000	4,984
CK Infrastructure Holdings Ltd.	444,000	3,098
Want Want China Holdings Ltd.	3,487,000	2,878
BOC Hong Kong Holdings Ltd.	828,500	2,739
Sands China Ltd.	482,800	2,328
MTR Corp. Ltd.	330,500	1,854
Chow Tai Fook Jewellery Group Ltd.	1,131,200	1,019
Jardine Matheson Holdings Ltd.	15,300	853
		86,505
India (2.2%)
Infosys Ltd.	4,944,791	54,195
HDFC Bank Ltd.	320,354	18,350
ICICI Bank Ltd. ADR	945,082	13,779
Dr Reddy's Laboratories Ltd. ADR	203,918	8,907
		95,231
Indonesia (0.2%)
Telekomunikasi Indonesia Persero Tbk PT	286,923	7,911

Ireland (0.3%)
Kerry Group plc	103,828	13,271

Israel (0.3%)
Bank Hapoalim BM	1,045,629	8,978
Bank Leumi Le-Israel BM	527,723	3,794
		12,772
Italy (1.3%)
Assicurazioni Generali SPA	2,330,042	45,402
Snam SPA	731,199	3,919
UnipolSai Assicurazioni SPA	1,201,768	3,218
Davide Campari-Milano SPA	268,066	2,591
Hera SPA	543,844	2,474
		57,604
Japan (7.2%)
Japan Tobacco Inc.	2,464,600	52,113
Canon Inc.	1,193,600	31,301
Yamada Denki Co. Ltd.	4,384,600	22,100
Skylark Holdings Co. Ltd.	957,300	17,532
Softbank Corp.	1,258,500	17,265
^ Sawai Pharmaceutical Co. Ltd.	164,600	10,697
Toyo Suisan Kaisha Ltd.	177,700	7,445
Sekisui House Ltd.	345,200	7,423
ABC-Mart Inc.	108,400	6,954
Fujitsu Ltd.	60,600	6,407
Chugai Pharmaceutical Co. Ltd.	56,100	5,746
Kagome Co. Ltd.	230,700	5,686
Kyocera Corp.	85,200	5,598
Nitori Holdings Co. Ltd.	33,200	5,159
West Japan Railway Co.	59,100	5,000
FUJIFILM Holdings Corp.	100,400	4,986
Pan Pacific International Holdings Corp.	300,500	4,849
NEC Corp.	104,300	4,643

Chugoku Electric Power Co. Inc.	346,800	4,577
Shionogi & Co. Ltd.	76,400	4,544
^ ANA Holdings Inc.	137,600	4,298
Hitachi High-Technologies Corp.	58,100	4,154
J Front Retailing Co. Ltd.	337,000	4,056
Mitsubishi Materials Corp.	155,900	3,921
Seiko Epson Corp.	253,600	3,708
Japan Airlines Co. Ltd.	131,600	3,702
Ajinomoto Co. Inc.	222,300	3,661
Marui Group Co. Ltd.	127,500	2,949
Kyowa Kirin Co. Ltd.	123,400	2,901
Asahi Group Holdings Ltd.	58,700	2,721
Calbee Inc.	76,500	2,502
Nissin Foods Holdings Co. Ltd.	33,200	2,492
MS&AD Insurance Group Holdings Inc.	74,000	2,458
Yoshinoya Holdings Co. Ltd.	108,600	2,456
Ezaki Glico Co. Ltd.	55,400	2,364
Sankyo Co. Ltd.	68,300	2,295
Nippon Steel Corp.	154,200	2,140
Astellas Pharma Inc.	109,100	1,928
Ricoh Co. Ltd.	169,400	1,922
NH Foods Ltd.	41,000	1,800
Secom Co. Ltd.	20,000	1,755
MOS Food Services Inc.	60,500	1,671
Isetan Mitsukoshi Holdings Ltd.	200,800	1,568
Nisshin Seifun Group Inc.	86,100	1,470
Toshiba Corp.	43,900	1,403
MediPal Holdings Corp.	60,600	1,284
Sumitomo Metal Mining Co. Ltd.	41,600	1,183
Ibiden Co. Ltd.	50,200	1,156
Unicharm Corp.	33,100	1,133
Nippon Shinyaku Co. Ltd.	12,600	1,117
Kamigumi Co. Ltd.	52,000	1,111
Obic Co. Ltd.	7,600	1,036
Takashimaya Co. Ltd.	95,300	1,019
Kewpie Corp.	46,300	966
TIS Inc.	15,800	949
Suzuken Co. Ltd.	24,500	939
Tokyu Corp.	51,600	909
Taisho Pharmaceutical Holdings Co. Ltd.	12,600	890
Kintetsu Group Holdings Co. Ltd.	15,600	822
Ryohin Keikaku Co. Ltd.	46,900	784
Toho Co. Ltd.	18,500	682
		312,300
Mexico (0.5%)
Fomento Economico Mexicano SAB de CV ADR	266,243	24,007

Netherlands (0.0%)
Koninklijke Ahold Delhaize NV	57,343	1,407

Norway (0.5%)
Orkla ASA	1,589,771	15,347
Telenor ASA	282,663	5,108
		20,455
Poland (0.2%)
Bank Polska Kasa Opieki SA	173,106	4,416

Powszechny Zaklad Ubezpieczen SA	322,890	3,345
* KGHM Polska Miedz SA	50,781	1,194
		8,955
Russia (0.2%)
Lukoil PJSC ADR	61,972	6,305
Gazprom PJSC ADR	313,352	2,197
Sberbank of Russia PJSC ADR	137,002	2,185
		10,687
Singapore (0.8%)
Singapore Telecommunications Ltd.	3,775,400	9,085
Oversea-Chinese Banking Corp. Ltd.	1,090,048	8,578
Ascendas REIT	2,293,500	5,281
United Overseas Bank Ltd.	210,900	3,934
Singapore Airlines Ltd.	380,940	2,375
Singapore Technologies Engineering Ltd.	613,500	1,837
Wilmar International Ltd.	480,400	1,368
DBS Group Holdings Ltd.	51,700	952
		33,410
South Africa (0.1%)
AngloGold Ashanti Ltd. ADR	242,748	4,942
Gold Fields Ltd. ADR	96,947	621
		5,563
South Korea (2.5%)
Samsung Electronics Co. Ltd.	469,169	21,738
KT&G Corp.	264,484	21,017
Korea Zinc Co. Ltd.	47,481	15,062
KT Corp.	510,114	10,796
SK Telecom Co. Ltd.	39,037	7,478
POSCO	40,939	7,417
Samsung Life Insurance Co. Ltd.	64,590	3,737
Kangwon Land Inc.	116,922	2,692
Maeil Dairies Co. Ltd.	33,866	2,565
Yuhan Corp.	11,967	2,171
Shinhan Financial Group Co. Ltd.	60,030	1,959
GS Holdings Corp.	51,116	1,948
Kakao Corp.	12,246	1,614
KB Financial Group Inc.	35,035	1,289
Samsung SDS Co. Ltd.	7,874	1,269
SK Holdings Co. Ltd.	5,637	1,102
Korea Aerospace Industries Ltd.	43,257	1,082
Hyundai Steel Co.	44,481	1,043
Macquarie Korea Infrastructure Fund	106,880	1,040
Samsung C&T Corp.	10,189	917
Lotte Shopping Co. Ltd.	9,517	914
Samsung Fire & Marine Insurance Co. Ltd.	4,258	750
Woori Financial Group Inc.	78,497	663
		110,263
Spain (1.6%)
2 Aena SME SA	130,598	24,171
* Ferrovial SA	561,931	17,850
Industria de Diseno Textil SA	299,481	10,071
Merlin Properties Socimi SA	591,496	8,389
Endesa SA	115,800	3,180
Viscofan SA	23,272	1,239
Red Electrica Corp. SA	57,686	1,154

Grifols SA	31,936	1,073
Enagas SA	35,683	961
Ebro Foods SA	40,418	836
		68,924
Sweden (0.3%)
Swedish Match AB	212,015	11,987
ICA Gruppen AB	77,486	3,407
		15,394
Switzerland (2.6%)
Swisscom AG	82,792	45,425
Baloise Holding AG	81,229	14,676
Roche Holding AG	22,360	7,501
Kuehne & Nagel International AG	42,305	6,837
Chocoladefabriken Lindt & Spruengli AG	784	6,570
Flughafen Zurich AG	33,503	5,821
Geberit AG	10,641	5,616
Swiss Re AG	49,138	5,549
Logitech International SA	107,540	4,817
Alcon Inc.	41,500	2,452
Swiss Prime Site AG	16,696	2,038
Allreal Holding AG	9,242	1,917
SGS SA	569	1,646
Novartis AG	16,173	1,528
Sonova Holding AG	3,879	973
Dufry AG	10,316	894
Straumann Holding AG	892	850
dormakaba Holding AG	1,251	787
		115,897
Taiwan (0.2%)
Chunghwa Telecom Co. Ltd.	133,191	4,763
United Microelectronics Corp.	995,508	2,409
		7,172
United Kingdom (8.2%)
GlaxoSmithKline plc	2,142,145	50,297
Compass Group plc	1,088,371	26,907
Diageo plc	415,182	16,418
Whitbread plc	276,248	16,285
Next plc	178,421	16,215
Coca-Cola HBC AG	425,241	15,620
Smith & Nephew plc	625,425	15,048
National Grid plc	1,117,437	14,847
Wm Morrison Supermarkets plc	5,753,834	13,797
Informa plc	1,264,847	12,921
BAE Systems plc	1,463,704	12,168
Tate & Lyle plc	1,152,374	12,046
Halma plc	413,936	11,490
Segro PLC	955,821	11,478
InterContinental Hotels Group plc	182,012	11,211
Rightmove plc	1,233,010	10,686
B&M European Value Retail SA	2,078,091	9,964
RSA Insurance Group plc	1,268,108	9,201
Associated British Foods plc	228,470	7,908
Admiral Group plc	243,447	7,248
Smiths Group plc	266,122	5,917
Marks & Spencer Group plc	2,102,038	4,875
Land Securities Group plc	344,211	4,256

Direct Line Insurance Group plc	920,865	4,101
Meggitt plc	451,751	4,019
WH Smith plc	112,075	3,531
Royal Dutch Shell plc Class B	132,958	3,494
DCC plc	42,098	3,399
GVC Holdings plc	250,805	2,900
Sage Group plc	292,886	2,851
British Land Co. plc	347,978	2,545
Derwent London plc	46,306	2,509
Inchcape plc	254,502	2,206
UDG Healthcare plc	205,596	2,034
JD Sports Fashion plc	112,404	1,216
SSE plc	53,925	1,073
UK Commercial Property REIT Ltd.	899,207	1,029
Tesco plc	291,932	949
Bunzl plc	36,572	947
Kingfisher plc	352,661	947
J Sainsbury plc	341,484	911
Pearson plc	109,102	814
		358,278
United States (51.5%)
Communication Services (1.2%)
Liberty Broadband Corp.	253,521	33,700
3 Cable One Inc.	8,893	15,154
John Wiley & Sons Inc.	33,994	1,483
Liberty Media Corp-Liberty SiriusXM	27,307	1,339
* Madison Square Garden Co.	3,059	906
		52,582
Consumer Discretionary (4.7%)
Dollar General Corp.	261,181	40,068
Yum! Brands Inc.	358,457	37,914
* Bright Horizons Family Solutions Inc.	164,406	26,918
Service Corp. International	526,115	25,227
Yum China Holdings Inc.	402,703	17,344
Choice Hotels International Inc.	106,840	10,705
O'Reilly Automotive Inc.	23,340	9,478
* Murphy USA Inc.	79,292	8,101
Graham Holdings Co.	11,897	6,534
Dunkin' Brands Group Inc.	74,586	5,825
Pool Corp.	21,122	4,632
* Grand Canyon Education Inc.	38,211	2,991
* ServiceMaster Global Holdings Inc.	79,923	2,881
Wyndham Hotels & Resorts Inc.	37,006	2,116
Bloomin' Brands Inc.	92,257	1,916
Hyatt Hotels Corp.	11,409	965
Genuine Parts Co.	8,683	813
		204,428
Consumer Staples (3.5%)
PepsiCo Inc.	199,923	28,393
Sysco Corp.	315,984	25,955
Mondelez International Inc.	259,722	14,903
Church & Dwight Co. Inc.	200,621	14,890
Colgate-Palmolive Co.	176,445	13,018
Flowers Foods Inc.	381,799	8,220
Clorox Co.	41,040	6,456
Vector Group Ltd.	471,423	6,195

Monster Beverage Corp.	75,521	5,030
Kimberly-Clark Corp.	34,755	4,978
Lancaster Colony Corp.	32,159	4,973
Brown-Forman Corp.	72,501	4,904
Philip Morris International Inc.	49,775	4,116
J&J Snack Foods Corp.	19,547	3,242
Coca-Cola European Partners plc	45,945	2,417
Lamb Weston Holdings Inc.	24,493	2,237
Performance Food Group Co.	37,680	1,951
Nomad Foods Ltd.	82,317	1,661
Hershey Co.	7,623	1,183
WD-40 Co.	4,825	901
		155,623
Energy (0.1%)
Cosan Ltd.	99,620	2,200
SFL Corp. Ltd.	77,542	1,027
		3,227
Financials (13.8%)
Starwood Property Trust Inc.	2,532,178	64,976
AGNC Investment Corp.	3,406,789	63,332
Blackstone Mortgage Trust Inc.	1,638,384	62,586
Annaly Capital Management Inc.	3,634,859	35,476
Apollo Commercial Real Estate Finance Inc.	1,836,031	33,563
Two Harbors Investment Corp.	1,984,772	30,288
Chimera Investment Corp.	1,401,644	29,715
3 Brown & Brown Inc.	658,622	29,572
RenaissanceRe Holdings Ltd.	144,465	27,367
MFA Financial Inc.	2,946,296	22,981
White Mountains Insurance Group Ltd.	20,321	22,703
Washington Federal Inc.	586,823	19,952
Arthur J Gallagher & Co.	176,880	18,143
WR Berkley Corp.	221,445	16,283
Hanover Insurance Group Inc.	97,728	13,543
Globe Life Inc.	105,584	11,008
New Residential Investment Corp.	596,212	9,981
Invesco Mortgage Capital Inc.	430,540	7,530
Axis Capital Holdings Ltd.	112,279	7,214
* Arch Capital Group Ltd.	163,311	7,212
Bank of Hawaii Corp.	80,035	7,171
Fidelity National Financial Inc.	134,165	6,540
Redwood Trust Inc.	343,825	6,062
Capitol Federal Financial Inc.	455,900	6,009
TFS Financial Corp.	219,700	4,488
American Financial Group Inc.	41,163	4,478
Cincinnati Financial Corp.	38,276	4,017
New York Community Bancorp Inc.	352,991	3,904
PennyMac Mortgage Investment Trust	160,106	3,722
Commerce Bancshares Inc.	46,158	3,123
ProAssurance Corp.	95,916	2,913
Northwest Bancshares Inc.	180,081	2,832
* Markel Corp.	2,382	2,794
Everest Re Group Ltd.	6,848	1,894
Capstead Mortgage Corp.	164,302	1,351
First American Financial Corp.	20,888	1,295
ARMOUR Residential REIT Inc.	64,620	1,245
Old Republic International Corp.	49,084	1,107

Investors Bancorp Inc.	83,565	1,010
Granite Point Mortgage Trust Inc.	54,907	1,004
Willis Towers Watson plc	4,239	896
* Alleghany Corp.	1,071	854
Marsh & McLennan Cos. Inc.	7,371	824
		602,958
Health Care (2.9%)
Chemed Corp.	114,164	53,319
Quest Diagnostics Inc.	342,022	37,852
Zoetis Inc.	98,633	13,237
* Premier Inc.	232,665	8,090
Universal Health Services Inc.	53,444	7,328
Catalent Inc.	35,421	2,164
Laboratory Corp. of America Holdings	10,420	1,828
Encompass Health Corp.	19,631	1,512
CONMED Corp.	9,206	936
* Henry Schein Inc.	12,414	856
		127,122
Industrials (2.6%)
Republic Services Inc.	363,008	34,504
Carlisle Cos. Inc.	106,908	16,702
Waste Management Inc.	107,750	13,113
Expeditors International of Washington Inc.	166,477	12,160
BWX Technologies Inc.	187,046	11,894
* Teledyne Technologies Inc.	17,400	6,352
* AECOM	78,687	3,795
EMCOR Group Inc.	36,466	2,996
Simpson Manufacturing Co. Inc.	24,958	2,063
Curtiss-Wright Corp.	12,062	1,754
National Presto Industries Inc.	17,011	1,466
Macquarie Infrastructure Corp.	29,318	1,293
Valmont Industries Inc.	7,060	1,003
TransDigm Group Inc.	1,554	1,000
Rollins Inc.	25,864	982
UniFirst Corp.	3,921	800
AMERCO	2,036	756
		112,633
Information Technology (8.7%)
Amdocs Ltd.	898,986	64,682
Paychex Inc.	566,988	48,631
Jack Henry & Associates Inc.	306,662	45,858
Citrix Systems Inc.	355,619	43,108
Genpact Ltd.	676,028	29,928
* Black Knight Inc.	426,190	28,521
Broadridge Financial Solutions Inc.	166,049	19,785
MAXIMUS Inc.	255,462	18,329
Motorola Solutions Inc.	85,082	15,060
* Tyler Technologies Inc.	33,162	10,734
* CACI International Inc. Class A	31,319	8,376
Western Union Co.	248,686	6,690
Gartner Inc.	39,274	6,314
Dolby Laboratories Inc.	74,802	5,187
* Fiserv Inc.	42,537	5,045
Booz Allen Hamilton Holding Corp.	35,262	2,752
* Check Point Software Technologies Ltd.	23,831	2,724
* Euronet Worldwide Inc.	14,181	2,235

Seagate Technology plc	34,403	1,961
* ExlService Holdings Inc.	24,622	1,800
CoreLogic Inc.	36,165	1,682
j2 Global Inc.	17,528	1,680
Sabre Corp.	62,498	1,346
Automatic Data Processing Inc.	7,395	1,267
Verint Systems Inc.	19,497	1,131
* ViaSat Inc.	15,466	984
InterDigital Inc.	17,574	971
ANSYS Inc.	3,182	873
* Viavi Solutions Inc.	58,513	825
		378,479
Materials (2.3%)
AptarGroup Inc.	306,397	35,392
Kaiser Aluminum Corp.	166,865	16,712
Reliance Steel & Aluminum Co.	119,285	13,694
Royal Gold Inc.	105,242	12,136
Sonoco Products Co.	192,980	11,027
Newmont Corp.	115,273	5,194
Silgan Holdings Inc.	100,451	3,100
Avery Dennison Corp.	6,519	856
Compass Minerals International Inc.	14,414	834
		98,945
Real Estate (7.2%)
Equity Commonwealth	1,061,488	34,806
Mid-America Apartment Communities Inc.	181,470	24,899
Camden Property Trust	175,640	19,747
Gaming and Leisure Properties Inc.	393,147	18,578
Equity LifeStyle Properties Inc.	230,680	16,782
Highwoods Properties Inc.	278,204	13,941
PS Business Parks Inc.	70,969	11,892
EastGroup Properties Inc.	85,290	11,605
Rayonier Inc.	379,328	11,524
Sun Communities Inc.	70,184	11,382
UDR Inc.	236,106	11,312
Apple Hospitality REIT Inc.	743,121	11,162
First Industrial Realty Trust Inc.	214,330	9,152
Terreno Realty Corp.	155,832	8,923
Lamar Advertising Co.	94,185	8,741
American Homes 4 Rent	298,727	8,164
Hudson Pacific Properties Inc.	208,862	7,590
Rexford Industrial Realty Inc.	156,933	7,563
STAG Industrial Inc.	212,344	6,846
WP Carey Inc.	68,447	5,758
Life Storage Inc.	49,064	5,553
Healthcare Realty Trust Inc.	125,624	4,530
National Health Investors Inc.	49,749	4,198
Douglas Emmett Inc.	98,502	4,088
Duke Realty Corp.	109,185	3,965
Kilroy Realty Corp.	46,500	3,840
Piedmont Office Realty Trust Inc.	161,294	3,740
CubeSmart	106,918	3,386
AvalonBay Communities Inc.	11,968	2,593
Retail Properties of America Inc.	181,861	2,210
Extra Space Storage Inc.	18,431	2,040
Federal Realty Investment Trust	15,794	1,975

Alexandria Real Estate Equities Inc.		12,043	1,965
Weingarten Realty Investors		46,422	1,351
American Assets Trust Inc.		28,116	1,281
American Campus Communities Inc.		26,821	1,230
Empire State Realty Trust Inc.		84,877	1,151
Physicians Realty Trust		51,934	1,005
Urstadt Biddle Properties Inc.		40,998	929
Cousins Properties Inc.		21,194	867
Agree Realty Corp.		11,041	838
Urban Edge Properties		35,984	662
			313,764
Utilities (4.5%)
Hawaiian Electric Industries Inc.		479,477	23,451
IDACORP Inc.		201,663	22,625
DTE Energy Co.		145,561	19,303
NorthWestern Corp.		229,912	17,696
Ameren Corp.		192,534	15,797
MDU Resources Group Inc.		443,782	13,140
ALLETE Inc.		132,702	11,078
Portland General Electric Co.		173,930	10,697
Public Service Enterprise Group Inc.		178,704	10,579
Sempra Energy		65,314	10,492
Consolidated Edison Inc.		99,603	9,363
WEC Energy Group Inc.		82,556	8,246
Avista Corp.		140,070	7,122
OGE Energy Corp.		143,132	6,563
CMS Energy Corp.		77,812	5,331
Alliant Energy Corp.		47,673	2,830
Black Hills Corp.		29,141	2,420
			196,733
Total United States			2,246,494
Total Common Stocks (Cost $3,753,952)			4,323,575
	Coupon
Temporary Cash Investment (2.3%)1
Money Market Fund (2.3%)
4,5 Vanguard Market Liquidity Fund (Cost
$98,221)	1.730%	982,079	98,228
Total Investments (101.4%) (Cost $3,852,173)			4,421,803
Other Assets and Liabilities-Net (-1.4%)5,6			(61,247)
Net Assets (100%)			4,360,556

^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $67,308,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and 1.6%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2020, the aggregate value of these securities was $27,097,000, representing 0.6% of net assets.
3 Securities with a value of $2,446,000 have been segregated as initial margin for open futures contracts.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Collateral of $72,044,000 was received for securities on loan.
6 Cash of $3,400,000 has been segregated as collateral for open forward currency contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Global Minimum Volatility Fund

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
				($000)
				Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	151	24,341	(366)
Dow Jones EURO STOXX 50 Index	March 2020	73	2,946	(92)
Topix Index	March 2020	9	1,395	(31)
FTSE 100 Index	March 2020	12	1,144	(41)
S&P ASX 200 Index	March 2020	6	698	18
				(512)

Forward Currency Contracts

	Contract					Unrealized	Unrealized
	Settlement			Contract Amount (000)		Appreciation	(Depreciation)
Counterparty	Date		Receive		Deliver	($000)	($000)
Goldman
Sachs
International	2/18/20	CAD	17,413	USD	13,353	—	(195)
Royal Bank	2/18/20
of Canada		USD	359,639	GBP	275,216	—	(3,955)
Royal Bank	2/18/20	USD	322,490	JPY	35,248,117	—	(3,112)
of Canada
BNP Paribas	2/18/20	USD	273,698	EUR	245,869	727	—
BNP Paribas	2/18/20	USD	259,401	CAD	339,036	3,221	—
Deutsche	2/18/20	USD	181,234	AUD	264,101	4,390	—
Bank AG
BNP Paribas	2/18/20	USD	120,075	KRW	139,023,368	3,395	—
Royal Bank	2/18/20	USD	107,738	CHF	104,517	—	(904)
of Canada
BNP Paribas	2/18/20	USD	107,452	HKD	835,065	—	(34)
BNP Paribas	2/18/20	USD	93,356	INR	6,668,184	73	—
BNP Paribas	2/18/20	USD	76,855	BRL	314,226	3,551	—
Toronto-	2/18/20	USD	33,165	SGD	44,813	324	—
Dominion
Bank
Deutsche	2/18/20	USD	25,651	MXN	485,151	41	—
Bank AG
Toronto-	2/18/20	USD	23,657	DKK	158,777	64	—
Dominion
Bank
BNP Paribas	2/18/20	USD	20,653	NOK	183,450	707	—

Global Minimum Volatility Fund

BNP Paribas	2/18/20	USD	13,386	SEK	126,872	196	—
Royal Bank	2/18/20	USD	13,072	CAD	17,191	81	—
of Canada
BNP Paribas	2/18/20	USD	12,821	ILS	44,431	—	(63)
BNP Paribas	2/18/20	USD	11,474	RUB	713,349	341	—
BNP Paribas	2/18/20	USD	11,334	TWD	338,103	135	—
BNP Paribas	2/18/20	USD	8,670	PLN	33,110	124	—
Royal Bank	2/18/20	USD	8,310	CLP	6,365,662	358	—
of Canada
Barclays	2/18/20	USD	8,153	IDR	113,085,478	—	(116)
Bank plc
Goldman	2/18/20	USD	7,231	CHF	7,013	—	(59)
Sachs
International
Toronto-	2/18/20	USD	5,485	ZAR	78,231	285	—
Dominion
Bank
Royal Bank	2/18/20	USD	5,286	HKD	41,084	—	(2)
of Canada
BNP Paribas	2/18/20	USD	3,179	CNH	22,040	32	—
Goldman	2/18/20	USD	2,073	GBP	1,586	—	(23)
Sachs
International
Goldman	2/18/20	USD	1,932	SEK	18,314	28	—
Sachs
International
Goldman	2/18/20	USD	1,737	AUD	2,531	42	—
Sachs
International
Royal Bank	2/18/20	USD	1,666	SGD	2,252	16	—
of Canada
Goldman	2/18/20	USD	1,615	BRL	6,608	74	—
Sachs
International
Barclays	2/18/20	USD	1,446	ILS	5,010	—	(7)
Bank plc
Goldman	2/18/20	USD	1,234	ZAR	17,646	61	—
Sachs
International
Goldman	2/18/20	USD	877	INR	62,644	1	—
Sachs
International
Barclays	2/18/20	USD	655	DKK	4,394	2	—
Bank plc
Toronto-	2/18/20	USD	640	PLN	2,443	9	—
Dominion
Bank
Goldman	2/18/20	USD	476	CLP	365,504	20	—
Sachs
International
						18,298	(8,470)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.

Global Minimum Volatility Fund

CLP—Chilean peso.
CNH—Chinese yuan (offshore).
DKK—Danish krone.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
IDR—Indonesian rupiah.
ILS—Israeli shekel.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
MXN—Mexican peso.
NOK—Norwegian krone.
PLN—Polish zloty.
RUB—Russian ruble.
SEK—Swedish krona.
SGD—Singapore dollar.
TWD—Taiwanese dollar.
USD—U.S. dollar.
ZAR—South African rand.

At January 31, 2020, the counterparties had deposited in segregated accounts securities with a value of $13,027,000 and cash of $4,560,000 in connection with open forward currency contracts.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time.
When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard
Market Liquidity Fund are valued at that fund’s net asset value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation
(depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as

Global Minimum Volatility Fund

unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination.
The payment amount would be reduced by any collateral the fund has pledged. Any assets pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset
(liability) in the Schedule of Investments.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Global Minimum Volatility Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—International	520,257	1,556,824	—
Common Stocks—United States	2,246,494	—	—
Temporary Cash Investments	98,228	—	—
Futures Contracts—Assets[1]	5	—	—
Futures Contracts—Liabilities[1]	(738)	—	—
Forward Currency Contracts—Assets	—	18,298	—
Forward Currency Contracts—Liabilities	—	(8,470)	—
Total	2,864,246	1,566,652	—
1 Represents variation margin on the last day of the reporting period.